Cover	Oct. 14, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2025
Entity File Number	001-36288
Entity Registrant Name	AKARI THERAPEUTICS, PLC
Entity Central Index Key	0001541157
Entity Tax Identification Number	98-1034922
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	22 Boston Wharf Road FL 7
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(929)
Local Phone Number	274-7510
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
American Depository Shares, each representing 2000 Ordinary Shares
Title of 12(b) Security	American Depository Shares, each representing 2000 Ordinary Shares
Trading Symbol	AKTX
Security Exchange Name	NASDAQ
Ordinary Shares, par value $0.0001 per share*
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ